  YieldMax SNOW Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 17.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 17.3%
Snowflake, Inc., Expiration: 8/7/2026; Exercise Price: $325.00	$29,328,000	1,000	$133,000
Snowflake, Inc., Expiration: 8/7/2026; Exercise Price: $322.50	23,462,400	800	134,800
Snowflake, Inc., Expiration: 8/7/2026; Exercise Price: $320.00	11,731,200	400	78,600
Snowflake, Inc., Expiration: 9/18/2026; Exercise Price: $260.01	64,521,600	2,200	10,750,322
			11,096,722

TOTAL PURCHASED OPTIONS (Cost $7,926,756)			11,096,722

SHORT-TERM INVESTMENTS - 60.0%
Money Market Funds - 6.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		4,202,341	4,202,341

U.S. Treasury Bills - 53.5%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$5,444,000	5,442,369
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		5,000,000	4,984,457
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		8,498,000	8,434,715
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		6,666,000	6,576,246
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		9,121,000	8,931,652
			34,369,439

TOTAL SHORT-TERM INVESTMENTS (Cost $38,568,083)			38,571,780

TOTAL INVESTMENTS - 77.3% (Cost $46,494,839)			$49,668,502
Other Assets in Excess of Liabilities - 22.7%			14,545,326
TOTAL NET ASSETS - 100.0%			$64,213,828

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $25,144,251.

  YieldMax SNOW Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (6.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.5)%
Snowflake, Inc., Expiration: 8/7/2026; Exercise Price: $310.00	$(29,328,000)	(1,000)	$(382,500)
Snowflake, Inc., Expiration: 8/7/2026; Exercise Price: $307.50	(23,462,400)	(800)	(378,000)
Snowflake, Inc., Expiration: 8/7/2026; Exercise Price: $305.00	(11,731,200)	(400)	(221,000)
			(981,500)

Put Options - (5.0)%
Snowflake, Inc., Expiration: 9/18/2026; Exercise Price: $260.01	(64,521,600)	(2,200)	(3,175,370)

TOTAL WRITTEN OPTIONS (Premiums received $7,545,177)			$(4,156,870)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.